FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	$ 332,329	$ 200,652
Restricted cash	72	518
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	55,515	5,862
Derivative instruments liabilities	0	(4,764)
Carrying value of asset (liability) | Level 2 | Floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,563,657)	(1,206,522)
Carrying value of asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(151,074)	(426,897)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	332,329	200,652
Restricted cash	72	518
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	55,515	5,862
Derivative instruments liabilities	0	(4,764)
Fair value asset (liability) | Level 2 | Floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,579,878)	(1,221,603)
Fair value asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	$ (159,698)	$ (465,287)